Related party transactions (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Cartesian Capital Group
Related Party Transaction [Line Items]
Interest expense, related party	$ 1,575,000	$ 1,575,000
Expenses from transactions with related party	0	250,000
Royalty agreement
Related Party Transaction [Line Items]
Payments for royalties	6,034,000	3,009,000
Royalty agreement | Cartesian Capital Group
Related Party Transaction [Line Items]
Payments for royalties	$ 6,034,000	$ 3,009,000
Restricted Stock Units (RSUs)
Related Party Transaction [Line Items]
RSU issued for director fee payable (in shares)	971,051	1,009,230
Restricted Stock Units (RSUs) | Cartesian Capital Group
Related Party Transaction [Line Items]
RSU issued for director fee payable (in shares)	18,246	0
Legal Fees | Cartesian Capital Group
Related Party Transaction [Line Items]
Expenses from transactions with related party	$ 768,000
Director Fees | Cartesian Capital Group
Related Party Transaction [Line Items]
Expenses from transactions with related party	26,000	$ 0
Advisory Fees | Cartesian Capital Group
Related Party Transaction [Line Items]
Expenses from transactions with related party	$ 188,000